Supplementary Financial Statements Information (Intangible Assets, Net) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Patent registration costs	$ 2,195	$ 2,135
Accumulated amortization and impairment	1,593	1,538
Total intangible assets, net	$ 602	$ 597